INVESTMENTS IN AFFILIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN AFFILIATES AND JOINT VENTURES

14.	INVESTMENTS IN AFFILIATES AND JOINT VENTURES

At December 31, 2017 and 2016, we have the following participation in investments that are recorded using the equity method:

	2017	2016
Golar Partners (1)	31.8%	33.9%
Egyptian Company for Gas Services S.A.E ("ECGS")	50%	50%
Golar Power	50%	50%
OneLNG	51%	51%
The Cool Pool Limited ("Pool Manager") (2)	33%	33%

(1) As of December 31, 2017, we held a 31.8% (2016: 33.9%) ownership interest in Golar Partners (including our 2% general partner interest) and 100% of the IDRs.
(2) The Pool Manager is a Marshall Islands service company that was established in September 2015 to facilitate the joint operations under the Cool Pool.

The carrying amounts of our investments in our equity method investments as at December 31, 2017 and 2016 are as follows:

(in thousands of $)	2017	2016
Golar Partners	467,097	507,182
ECGS	5,385	4,864
Golar Power	228,696	126,534
OneLNG	2,047	10,200
Equity in net assets of affiliates	703,225	648,780

The components of equity in net assets of non-consolidated affiliates are as follows:

(in thousands of $)	2017	2016
Cost	877,810	746,918
Dividend	(287,263)	(234,597)
Equity in net earnings of other affiliates	107,553	133,001
Share of other comprehensive income in affiliate	5,125	3,458
Equity in net assets of affiliates	703,225	648,780

Quoted market prices for ECGS, Golar Power and OneLNG are not available because these companies are not publicly traded.

Golar Partners

Golar Partners is an owner and operator of FSRUs and LNG carriers under long-term charters. Golar Partners is listed on the NASDAQ. Since the deconsolidation date of Golar Partners in December 2012, we have accounted for all our investments in Golar Partners under the equity method. The initial carrying value of our investments in Golar Partners was based on the fair value on the deconsolidation date.

Exchange of Incentive Distribution Rights "IDR Reset"

On October 13, 2016, we entered into an equity exchange agreement with Golar Partners in which we reset our rights to receive cash distributions in respect of our interests in the incentive distribution rights, or Old IDRs, in exchange for the issuance of (i) New IDRs, (ii) an aggregate of 2,994,364 common units and 61,109 general partner units, and (iii) an aggregate of up to 748,592 additional common units and up to 15,278 additional general partner units that may be issued if target distributions are met ("the Earn-Out Units"). Based on the agreement, half of the Earn-Out Units ("first tranche") would vest if Golar Partners paid a distribution equal to, or greater than, $0.5775 per common unit in each of the quarterly periods ended December 31, 2016, March 31, 2017, June 30, 2017 and September 30, 2017. Having satisfied the minimum quarterly distribution in respect of these quarters, Golar Partners issued to Golar 374,295 common units and 7,639 general partner units on November 15, 2017. The agreement also required Golar Partners to pay Golar the distributions that it would have been entitled to receive on these units in respect of each of those four preceding quarters. Therefore, in connection with the issuance of the above Earn-Out Units, Golar also received $0.9 million in dividends in the period. The remaining Earn-Out Units ("second tranche") will be issued if Golar Partners pay a distribution equal to $0.5775 per common unit in the periods ending December 31, 2017, March 31, 2018, June 30, 2018 and September 30, 2018. The New IDRs result in the minimum distribution level increasing from $0.3850 per common unit to $0.5775 per common unit. The fair value of the Old IDRs was not materially different to the fair value of all of the newly issued instruments.

In relation to the IDR Reset transaction, we applied "carry over" accounting under the remit of the guidance of ASC 845 (Non-monetary Transactions) and determined that the Earn-Out Units met the definition of a derivative. Accordingly, the overall effect of the IDR Reset on the transaction date was (i) a reclassification of the initial fair value of the derivative from "Investment in affiliates" to "Other non-current assets" of $15.0 million, and (ii) the residual carrying value of the Old IDRs (after reclassification of the derivative fair value) was reallocated across the new instruments on a relative fair value basis. As of December 31, 2017, following the issuance of the first tranche of the Earn-Out Units, the fair value of the derivative amounted to $7.4 million.

As of December 31, 2017, the aggregate carrying value of our investments in Golar Partners was $467.1 million, which represents our total ownership interest (including our 2% general partner interest) in the Partnership of 31.8% and the IDRs. As of December 31, 2017, the estimated market value of our investments in Golar Partners' common units, determined with reference to the quoted price of the common units, was $484.0 million.

Dividends received for the year ended December 31, 2017 and 2016, in relation to our investment in Golar Partners amounted to $52.3 million and $54.7 million, respectively.

ECGS

In December 2005, we entered into an agreement with the Egyptian Natural Gas Holding Company and HK Petroleum Services to establish a jointly owned company, ECGS, to develop operations in Egypt, particularly in hydrocarbon and LNG related areas.

In March 2006, we acquired 0.5 million common shares in ECGS at a subscription price of $1 per share. This represents a 50% interest in the voting rights of ECGS and, in December 2011, ECGS called up its remaining share capital amounting to $7.5 million. Of this, we paid $3.75 million to maintain our 50% equity interest.

As ECGS is jointly owned and operated together with other third parties, we have adopted the equity method of accounting for our 50% investment in ECGS, as we consider we have joint control. Dividends received for each of the years ended December 31, 2017 and 2016 were $nil and $0.2 million, respectively.

Golar Power

In July 2016, we entered into certain agreements forming a 50/50 joint venture, Golar Power, with private equity firm Stonepeak. Under the terms of the shareholders' agreement in relation to the formation of the joint venture company, we disposed of the entities that own and operate Golar Penguin, Golar Celsius, newbuild Golar Nanook and LNG Power Limited to Golar Power. As a result, commencing July 6, 2016, Golar Power and its subsidiaries have been considered as our affiliates and not as controlled subsidiaries of the Company. Accordingly, with effect from July 6, 2016, our investment in Golar Power has been accounted for under the equity method of accounting.

Under the shareholders' agreement, we and Stonepeak have agreed to contribute additional funding to Golar Power on a pro rata basis (see note 1). During the year ended December 31, 2017, we contributed a further $111.0 million to Golar Power as a result of this agreement.

Golar Power offers integrated LNG based downstream solutions through the ownership and operation of FSRUs and associated terminal and power generation infrastructure that was formed for the purpose of constructing and operating a combined cycle, gas fired, power plant in the State of Sergipe in Brazil.

OneLNG

On July 25, 2016 Golar and Schlumberger B.V. ("Schlumberger") entered into an agreement to form OneLNG, a joint venture, with the intention to offer an integrated upstream and midstream solution for the development of low cost gas reserves to LNG. OneLNG is the exclusive vehicle for all projects that involve the conversion of natural gas to LNG, which require both Schlumberger Production Management services and Golar's FLNG expertise. In accordance with the joint venture and shareholders' agreement, Golar holds 51% and Schlumberger the remaining 49% of OneLNG. By virtue of substantive participation rights held by Schlumberger we account for our investment in OneLNG under the equity method of accounting.

The Cool Pool ("Pool Manager")

In October 2015, we entered into an LNG carrier pooling arrangement with GasLog Carriers Ltd ("GasLog") and Dynagas Ltd ("Dynagas") to market our vessels which are currently operating in the LNG shipping spot market. As of December 31, 2017, the Cool Pool comprised of 19 vessels, of which nine vessels were contributed by us, five vessels by GasLog, three vessels by Dynagas and two vessels by Golar Power. The vessel owner continues to be fully responsible for the manning and the technical management of their respective vessels. For the operation of the Cool Pool, a Marshall Islands service company ("Pool Manager") was established in September 2015. The Pool Manager is jointly owned and controlled by us, GasLog and Dynagas.

Summarized financial information of the affiliated undertakings shown on a 100% basis are as follows:

(in thousands of $)	December 31, 2017					December 31, 2016
	ECGS	Golar Partners	Pool Manager	Golar Power	One LNG	ECGS	Golar Partners	Pool Manager	Golar Power	One LNG
Balance Sheet
Current assets	37,476	311,496	40,661	61,374	14,955	34,415	160,927	9,695	59,419	19,939
Non-current assets	333	2,115,875	—	713,646	—	163	2,091,781	—	567,646	—
Current liabilities	25,836	180,087	40,661	60,033	10,941	23,648	215,472	9,695	60,613	1,137
Non-current liabilities	1,203	1,399,683	—	174,656	—	1,203	1,432,807	—	211,060	—
Non-controlling interest	—	76,544	—	—	—	—	67,976	—	—	—

Statement of Operations
Revenue	44,052	433,102	159,460	7,354	—	60,786	441,598	73,348	4,059	—
Net income (loss)	1,047	144,848	—	(7,899)	(14,883)	(595)	185,742	—	21,068	(1,200)